Related Party Transactions	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
16.	RELATED PARTY TRANSACTIONS

The total remuneration paid or payable to the directors and senior management of the Group during the period are as follows:

	Group
	Six Months Ended June 30 2025	Six Months Ended June 30 2024
	US$	US$
Short term benefits	130,887	38,441

Equipment deposits in the amount of $29.3 million as of June 30, 2025 and December 31, 2024 were paid to a company in which a former officer of the Company is an executive officer.

Other receivables in the amount of $1.1 million as of June 30, 2025 and December 31, 2024 are due from a company in which a former officer of the Company is an executive officer.

On October 24, 2023, the Company entered into convertible note purchase agreements with Nextglass Solutions, Inc raising a total of US$15 million by the issuance of US$15 million convertible notes (“NSI Note”). A former officer of the Company is an executive officer of Nextglass Solutions, Inc. In September 2025, the Company redeemed this NSI Note by assigning the equipment deposit of equal value to the holder of the NSI note (see Note 9 and 12).

On July 22, 2024, the Company entered into a Convertible Note and Warrants Purchase Agreement for Montague Capital Pty Ltd to raise US$350,000 for working capital. The executive director of the Company is a director of Montague Capital Pty Ltd. At the date of this report, there was no conversion of the Note.